Brokerage And Custodial Fees (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Brokerage And Custodial Fees [Abstract]
Schedule Of Brokerage And Custodial Fees

	Three months ending September 30,		Nine months ending September 30,
	2018	2017	2018	2017

Brokerage fees	$ 2,415,223	$ 3,037,123	$ 7,668,787	$ 9,446,315
Custodial fees	-	4	-	18

Total	$ 2,415,223	$ 3,037,127	$ 7,668,787	$ 9,446,333

	2017	2016	2015

Brokerage fees	$ 12,462,234	$ 13,188,941	$ 13,566,607
Custodial fees	18	46	131

Total	$ 12,462,252	$ 13,188,987	$ 13,566,738

Schedule Of Brokerage Fee Rebates

	Three months ending September 30,		Nine months ending September 30,
	2018	2017	2018	2017

Brokerage fee rebates	$ 145,300	$ 178,041	$ 486,810	$ 565,192